FAIR VALUE MEASUREMENTS (Narrative) (Details) $ in Millions	Dec. 31, 2021 USD ($)
SeniorNotesMember
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value	$ 729.8